Fair Value Measurement (Detail Textuals) - shares	1 Months Ended	12 Months Ended
	Sep. 29, 2018	Dec. 31, 2018	Dec. 31, 2017
Pre-IPO Series C-2 convertible redeemable preferred shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Issuance of preferred shares	483,702	483,702	0